LEASE LIABILITIES AND RIGHT-OF-USE ASSETS	12 Months Ended
Jan. 31, 2021
Lease Liabilities And Right Of Use Assets [abstract]
LEASE LIABILITIES AND RIGHT-OF-USE ASSETS

12. LEASE LIABILITIES AND RIGHT-OF-USE ASSETS

Under IFRS 16 - Leases, the Company assesses whether a contract is, or contains, a lease. For contracts that are, or contain, leases, the Company recognizes a right-of-use asset and lease liability at the commencement date. If the contract does not contain a lease, then the contract is classified as a service that is not reported on the statement of financial position.

The Company has identified ten contracts executed by the Company and its wholly owned subsidiaries that are leases as defined under IFRS 16. In analyzing the identified agreements, the Company applied the lessee accounting model pursuant to IFRS 16 and considered all of the facts and circumstances surrounding the inception of the contract (but not future events that are not likely to occur). Lease liabilities were calculated with discount rates ranging from 10-20%.

Based on all the facts and circumstances at the inception of the contract, the Company has determined that all identified agreements contain a lease as defined by IFRS 16, including:

Entity Name/Lessee	Asset	Contains a lease?	Useful life (years)
Swell Companies, LTD	Land/Building	Yes	5
Silver State Cultivation LLC	Land/Building	Yes	12
Silver State Relief LLC (Sparks)	Land/Building	Yes	12
Silver State Relief LLC (Fernley)	Land/Building	Yes	12
Megawood Enterprises Inc.	Land/Building	Yes	5
Phantom Distribution, LLC	Land/Building	Yes	5
63353 Bend, LLC	Land/Building	Yes	5
20727-4 Bend, LLC	Land/Building	Yes	5
4964 BFH, LLC	Land/Building	Yes	5

The financial statement effects concerning lease liabilities are as follows:

Maturity Analysis - contractual undiscounted cash flows
Less than one year	$1,380,236
One to five years	16,139,530
Total undiscounted lease liabilities at January 31, 2021	$17,519,767
Lease liabilities included in the statement of financial position
Current	$437,857
Non-current	9,691,215
Balance, January 31, 2021	$10,129,072
Amounts recognized in profit or loss
Interest on lease liabilities	$513,423
Total cash outflow for leases	$1,613,173

The financial statement effects concerning right-of-use assets are as follows:

Cost
Balance, January 31, 2019	$7,861,107
Right-of-use additions	3,386,237
Adjustment*	(927,300)
Disposal**	(4,197,087)
Balance, January 31, 2020	6,122,957
Right-of-use additions	7,263,368
Classified as held for sale	(832,736)
Disposal***	(899,398)
Balance, January 31, 2021	$11,654,191
Accumulated Amortization
Balance, January 31, 2019	(116,496)
Disposal**	230,686
Amortization expense	(1,576,459)
Balance, January 31, 2020	(1,462,269)
Disposal***	554,631
Classified as held for sale	299,687
Amortization expense	(1,280,652)
Balance, January 31, 2021	$(1,888,603)
Carrying Amount, January 31, 2020	$4,660,688
Carrying Amount, January 31, 2021	$9,765,588

*During the year ended January 31, 2020, the Company entered into amending lease agreements on six leases resulting in adjustments to ROU assets and lease liabilities of $927,300. The incremental borrowing rate was lowered on all six leases.
**During the year ended January 31, 2020, the Company derecognized ROU assets and lease liabilities of $3,800,000 on acquisition of land and building that was subject to lease. The Company terminated another $397,087 in leases during the same year resulting in decreases in lease liabilities and ROU assets. Accumulated amortization in these lease disposals of $230,686 was adjusted on disposal.
***During the year ended January 31, 2021, the Company terminated a lease resulting in an adjustment on disposal to lease liabilities of $400,961 and ROU assets cost of $899,398 and accumulated amortization of $554,631. A gain on disposal of $56,194 was recognized representing the excess of the lease liability above the right of use asset. The gain has been recorded in other income on the consolidated statement of loss and comprehensive loss.

Total depreciation expense for the year ended January 31, 2021 was $1,280,652 (year ended January 31, 2020 - $1,576,459). Of the total expense, $826,231 was allocated to inventory (2020 - $977,487).

During the year ended January 31, 2021, the Company amended lease agreements on three leases to extend their term (note 25). This resulted in right of use asset additions of $7,263,368.

At January 31, 2021, the Company reclassified right-of-use assets with a cost of $832,736 and accumulated depreciation of $299,687 to held for sale following an assessment that the Swell and Pure Green properties were redundant to the Company's operation. In addition, the Company reclassified the associated lease liabilities of $629,180 to be classified as held for sale. Management estimated the fair value less costs to sell exceeds the carrying value and therefore the assets are measured at their carrying values.